Contingencies, Commitments, and Warranties	12 Months Ended
Dec. 31, 2022
Contingencies, Commitments, and Warranties [Abstract]
Contingencies, Commitments, and Warranties

30. Contingencies, Commitments, and Warranties

In the opinion of Management and its legal advisors, the provisions registered mainly for lawsuits (civil, tax, labor claims, administrative proceedings, and contentious-administrative proceedings) are sufficient to cover the results of these probable contingencies (Note 21), generating probable contingencies for S/ 390.1 million (S/387.8 million as of December 31, 2021).

A. Tax contingencies

As of December 31, 2022, the Company considers that the maximum exposure for tax contingencies of the Corporate amounts to S/311 million (S/303.1 million as of December 31, 2021), according to the following details:

Appeal process before Tax Court totaling S/256 million (AENZA S.A.A.’s income tax return for years 2013, 2014, and 2015 amounting to S/124.1 million; Cumbra Peru S.A.’s income tax return for years 2012 and 2014 amounting to S/106.4 million; Consorcio Constructor Ductos del Sur’s income tax return for year 2014 amounting to S/10.8 million; Consorcio Constructor Chavimochic’s income tax return for years 2014, 2015, and 2016 amounting to S/9 million; Cumbra Ingenieria S.A.’s income tax return for years 2013 and 2016 amounting to S/3.3 million; Viva Negocio Inmobiliario S.A.C.’s income tax return for year 2009 amounting to S/1.6 million; and Unna Transporte S.A.C.’s income tax and sales tax returns for year 2015 amounting to S/0.8 million).

Claim process before SUNAT totaling S/55 million (examination of AENZA S.A.A.’s tax returns for year 2016 for S/35.3 million; Cumbra Ingenieria S.A.’s tax returns for years 2014 and 2015 for S/18.4 million; and Cumbra Peru S.A.’s tax return for year 2016 for S/1.3 million.

As of December 31, 2021 and 2022, in the opinion of the Corporation’s Management, all of the aforementioned processes will be favorable considering their characteristics and the evaluation of its legal advisors.

B. Other contingencies

As of December 31, 2022, the Company considers that the maximum exposure for other contingencies of the Corporation amounts to S/ 79.1 million (S/ 84.7 million and the closure of 2021), according to the following details:

Civil lawsuits, mainly related to indemnities for damages, contract terminations and obligations to pay a sum of money totaling S/ 26.9 million (Cumbra Peru S.A. for S/ 20.1 million, Cumbra Ingenieria S.A. for S/ 3.8 million, Unna Transporte S.A.C. for S/1.9 million, Red Vial 5 S.A. for S/ 0.6 million, Viva Negocio Inmobiliario S.A.C. for S/ 0.3 million, and Morelco S.A.S. for S/0.2 million).

Labor proceedings amounting to S/ 22.2 million (Morelco S.A.S. for S/ 19 million, Unna Energia S.A. for S/ 1.6 million, Unna Transporte S.A.C for S/ 1.2 million, and Cumbra Peru S.A, for S/ 0.3 million, and Viva Negocio Inmobiliario S.A.C. for S/ 0.1 million).

Contentious-administrative proceedings for S/ 15.3 million (Unna Energia S.A. for S/ 12.8 million and Morelco S.A.S. for S/ 2.5 million).

Administrative proceedings for S/ 14.7 million (Tren Urbano de Lima S.A. for S/ 4.8 million, AENZA S.A.A. for S/ 3.5 million, Cumbra Peru S.A. for S/ 6 million, and Viva Negocio Inmobiliario S.A.C. for S/0.4 million).

C. Letters of guarantee and Guarantors

As of December 31, 2022, the Corporation has different letters of guarantee and guarantors in force in various financial entities ensuring operations for US$ 574.6 million (US$ 471.9 million as of December 31, 2021).